Equity reserves and dividends (Details Narrative) - ARS ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Apr. 30, 2025	Nov. 07, 2024	Apr. 30, 2024	Jan. 02, 2024	Oct. 11, 2022	Jan. 01, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Dividend price per share		$ 39.47		$ 5.75
Increase in legal reserve	$ 2,935,175		$ 19,660,083
Cancellation of ordinary shares					252,034,000
New share capital amounts							$ 1,513,770
Cancellation of ordinary shares							1,513,770,222
Increase in nominal shares							$ 13,907,841
Income tax rate						7.00%
Proener S A U [Member]
IfrsStatementLineItems [Line Items]
Increase in nominal shares							$ 8,851,848